Fair Value Measurements - Additional Information (Detail) (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended			3 Months Ended				12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Mar. 31, 2009 Forward Contracts	Dec. 31, 2012 Interest Rate Swaps Settled	Dec. 31, 2012 Interest Rate Swaps	Dec. 31, 2011 Interest Rate Swaps	Dec. 31, 2012 Cross Currency Swaps	Mar. 31, 2009 Shares Subject To Prepaid Forward Agreement	Mar. 31, 2010 Shares Subject To Prepaid Forward Agreement Forward Contracts	Dec. 31, 2009 Shares Subject To Prepaid Forward Agreement Forward Contracts
Derivatives, Fair Value [Line Items]
Notional amount of interest rate swaps					$ 5.8	$ 1.3
Net proceeds from settlement of interest rate swaps	0.7
Fair value of interest rate swaps							0.6
Notional amount of interest rate swaps		1.0
Proceeds from other debt								1.6
Number of common shares subject to delivery in connection with termination of prepaid forward agreement	2,967,610,119		2,967,610,119						14,000,000	9,000,000	5,000,000
Cost of Verizon shares for which prepaid forward agreements were negotiated				$ 0.4